INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - MTS Bank (Details) - RUB (₽) ₽ in Millions	1 Months Ended						12 Months Ended
	Jul. 31, 2018	Jun. 30, 2017	Nov. 30, 2016	Oct. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 31, 2017
Statement of financial position
Total assets							₽ 915,993	₽ 551,070
Non-controlling interests							(12,291)	(4,079)
Total consideration							3,871	723	₽ 4,094
Statement of profit or loss
Total interest expense							40,168	23,799	24,614
Net loss for the period							(7,832)	(56,590)	(48,450)
Total comprehensive loss for the period							(15,631)	(53,766)	(30,643)
MTS Bank
Statement of financial position
Number of shares placed			10,000,000		3,588,304
MTS Bank
Statement of financial position
Total assets								142,405
Total liabilities								(121,169)
Total identifiable net assets attributable to the Group								₽ 21,236
Percentage of ownership in associate	26.60%		26.60%	26.80%	26.80%	27.00%		26.60%
The Group's share of identifiable net assets								₽ 6,127
Impairment of investment in associate								(3,225)
Carrying amount of the Group's interest								2,902
Number of shares under placement acquired by the group			2,637,310		946,347
Total consideration			₽ 2,769		₽ 1,325
Ownership interest in subsidiary (as a percentage)	55.40%
Statement of profit or loss
Total interest income							(9,289)	(14,204)	(16,555)
Total interest expense							3,799	6,505	8,364
Net loss for the period							609	593	4,495
The Group's share of the loss of the associate for the period							162	109	1,179
Other comprehensive loss / (income) for the period							614	2,000	1,614
Total comprehensive loss for the period							1,223	2,593	6,109
The Group's share of the total comprehensive loss for the period							₽ 326	690	₽ 1,608
East-West United Bank | MTS Bank
Statement of financial position
Percentage of voting rights disposed										47.00%
East-West United Bank | MTS Bank
Statement of financial position
Accumulated foreign currency translation reserve								₽ 659
East-West United Bank | MTS Bank | Accumulated other comprehensive income
Statement of financial position
Accumulated foreign currency translation reserve										₽ 659
Maximum | East-West United Bank | MTS Bank
Statement of financial position
Percentage of ownership in associate		20.00%